Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.7%)
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	999	1,004
[1]	United States Treasury Note/Bond	1.375%	11/15/31	313	260
[2]	United States Treasury Note/Bond	1.625%	11/15/50	1,341	771
	United States Treasury Note/Bond	2.375%	5/15/51	159	110
[1,3]	United States Treasury Note/Bond	3.125%	2/15/42	351	300
[1,3]	United States Treasury Note/Bond	3.375%	8/15/42	1,040	914
[1,3]	United States Treasury Note/Bond	3.625%	2/15/53–5/15/53	272	244
	United States Treasury Note/Bond	3.750%	5/31/30	50	50
[1]	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	2,116	1,990
[3]	United States Treasury Note/Bond	4.000%	7/31/30	626	629
	United States Treasury Note/Bond	4.125%	8/15/53	56	55
Total U.S. Government and Agency Obligations (Cost $6,191)					6,327
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	5.004%	8/15/51	50	39
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	97
[4,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	39
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $188)					175
Corporate Bonds (76.6%)
Australia (1.7%)
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	594
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	527
[5]	CSL Finance plc	4.750%	4/27/52	370	348
[4,6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	1,080	699
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	34
[5]	Glencore Funding LLC	6.125%	10/6/28	120	126
[5]	Glencore Funding LLC	5.700%	5/8/33	58	60
[5]	Macquarie Bank Ltd.	3.624%	6/3/30	80	71
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.274%	5/28/30	1,250	834
[5]	Macquarie Group Ltd.	4.098%	6/21/28	330	317
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	759
[4,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	715
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	255
	Westpac Banking Corp.	1.953%	11/20/28	200	177
[4,6]	Westpac Banking Corp.	4.334%	8/16/29	500	325
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.963%	11/16/40	75	52
					6,378
Belgium (1.2%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	227
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	24
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	437
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	261
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	257
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	219	205
[4,8]	Argenta Spaarbank NV	1.000%	10/13/26	1,100	1,121
[4,8]	Argenta Spaarbank NV	1.000%	1/29/27	1,000	988
[4,8]	Elia Transmission Belgium SA	0.875%	4/28/30	900	843
					4,363
Bermuda (0.0%)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	100	101
Brazil (0.3%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	158
[5]	Braskem Netherlands Finance BV	8.500%	1/12/31	460	438
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	210
	Vale Overseas Ltd.	6.125%	6/12/33	372	380
					1,186
Canada (1.2%)
[5]	1011778 BC ULC	4.375%	1/15/28	38	36
[5]	Air Canada	3.875%	8/15/26	20	19
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	4	3
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	4	3
	Canadian National Railway Co.	4.400%	8/5/52	230	210
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	110
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	147
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	56
	Cenovus Energy Inc.	6.750%	11/15/39	15	17
	Cenovus Energy Inc.	5.400%	6/15/47	30	28
	Enbridge Inc.	6.000%	11/15/28	300	315
	Enbridge Inc.	3.125%	11/15/29	42	39
	Enbridge Inc.	6.200%	11/15/30	229	245
	Enbridge Inc.	6.700%	11/15/53	140	162
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	34
[5,9]	Husky Injection Molding Systems Ltd.	9.000%	2/15/29	2	2
	Nutrien Ltd.	5.900%	11/7/24	30	30
	Nutrien Ltd.	5.950%	11/7/25	75	76
	Nutrien Ltd.	4.900%	3/27/28	85	85
	Nutrien Ltd.	4.200%	4/1/29	125	122
	Nutrien Ltd.	4.125%	3/15/35	70	65
	Nutrien Ltd.	5.800%	3/27/53	90	94
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	3.200%	3/15/27	320	306
	Rogers Communications Inc.	3.800%	3/15/32	560	509
	Rogers Communications Inc.	4.550%	3/15/52	138	118
	Suncor Energy Inc.	6.500%	6/15/38	145	156
	Suncor Energy Inc.	3.750%	3/4/51	40	30
	TELUS Corp.	3.700%	9/15/27	360	346
	TELUS Corp.	4.300%	6/15/49	89	74
[4]	Toronto-Dominion Bank	5.532%	7/17/26	290	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	5.156%	1/10/28	300	304
	TransCanada PipeLines Ltd.	4.100%	4/15/30	105	100
	TransCanada PipeLines Ltd.	2.500%	10/12/31	115	96
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	85
[5]	Videotron Ltd.	3.625%	6/15/29	20	18
					4,344
Chile (0.1%)
[5]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	200	207
China (0.1%)
	NXP BV	5.000%	1/15/33	430	424
Denmark (1.2%)
[4,8]	AP Moller - Maersk A/S	1.750%	3/16/26	2,000	2,089
[4,8]	AP Moller - Maersk A/S	0.750%	11/25/31	700	621
[4,8]	Danske Bank A/S	1.500%	9/2/30	200	206
[8]	Danske Bank A/S	4.125%	1/10/31	600	670
[4,8]	Danske Bank A/S	1.000%	5/15/31	900	909
					4,495
Finland (0.4%)
[4,8]	Nordea Bank Abp	2.500%	5/23/29	1,600	1,654
France (6.7%)
[4,8]	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	200	201
[4,8]	Banque Federative du Credit Mutuel SA	4.125%	6/14/33	900	1,015
[5]	BNP Paribas SA	3.500%	11/16/27	1,670	1,588
[5]	BNP Paribas SA	4.375%	3/1/33	80	76
[5]	BNP Paribas SA	5.894%	12/5/34	75	78
[4,8]	BPCE SA	4.375%	7/13/28	900	1,001
[4,8]	Credit Agricole SA	3.375%	7/28/27	1,600	1,735
[5]	Credit Agricole SA	5.301%	7/12/28	500	511
[4,8]	Credit Agricole SA	0.500%	9/21/29	2,000	1,882
[4,8]	Credit Agricole SA	4.000%	1/18/33	1,100	1,242
[4,8]	Credit Mutuel Arkea SA	3.375%	9/19/27	2,300	2,487
[4,8]	Credit Mutuel Arkea SA	3.875%	5/22/28	1,100	1,212
[4,8]	Engie SA	4.250%	1/11/43	500	554
[4,8]	LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/29	1,300	1,427
[4,8]	LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	700	781
[4,8]	RCI Banque SA	4.625%	10/2/26	4,200	4,630
[5]	SNF Group SACA	3.125%	3/15/27	10	9
[5]	SNF Group SACA	3.375%	3/15/30	22	19
[5]	Societe Generale SA	2.797%	1/19/28	340	315
[5]	Societe Generale SA	3.000%	1/22/30	155	136
[4,8]	Societe Generale SA	1.000%	11/24/30	200	203
[5]	Societe Generale SA	4.027%	1/21/43	80	58
[4,8]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	1,400	1,443
[4,8]	TotalEnergies SE	2.000%	Perpetual	300	302
[10]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,744
[10]	Westfield America Management Ltd.	2.625%	3/30/29	388	426
					25,075
Germany (5.9%)
[4,8]	Allianz SE	4.597%	9/7/38	500	552
[8]	Amprion GmbH	3.450%	9/22/27	600	652
[4,8]	Amprion GmbH	3.875%	9/7/28	800	885
[4,8]	Aroundtown SA	0.000%	7/16/26	300	277
[4,8]	Aroundtown SA	2.875%	Perpetual	110	52
[8]	ATF Netherlands BV	7.078%	Perpetual	500	302
[4,8]	BASF SE	0.875%	11/15/27	1,000	1,003
[8]	Bayer AG	1.125%	1/6/30	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	154
[10]	Deutsche Bank AG	4.000%	6/24/26	3,700	4,570
	Deutsche Bank AG	7.146%	7/13/27	100	104
	Deutsche Bank AG	6.720%	1/18/29	200	208
	Deutsche Bank AG	6.819%	11/20/29	210	220
	Deutsche Bank AG	7.079%	2/10/34	200	204
[4,8]	Deutsche Lufthansa AG	2.875%	5/16/27	1,900	1,977
[4,8]	Deutsche Lufthansa AG	3.750%	2/11/28	200	213
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	71
[4,8]	Eurogrid GmbH	3.722%	4/27/30	200	220
[4,8]	Mercedes-Benz Group AG	1.000%	11/15/27	400	402
[4,8]	Robert Bosch GmbH	4.375%	6/2/43	500	570
[4,8]	RWE AG	2.750%	5/24/30	673	701
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	484
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	286
[4,8]	Talanx AG	4.000%	10/25/29	3,400	3,793
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	133
[4,8]	Volkswagen International Finance NV	3.875%	3/29/26	2,300	2,500
[4,8]	Volkswagen International Finance NV	1.500%	1/21/41	500	368
[8]	Vonovia SE	1.000%	6/16/33	1,400	1,141
					22,134
Hong Kong (0.3%)
[8]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	1,162	1,212
Ireland (0.7%)
	AerCap Ireland Capital DAC	4.450%	10/1/25	900	886
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	899
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	147
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	344
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	84
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	120
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	139
[5]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
					2,626
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	5	5
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	10	11
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5	5
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	4	3
					24
Italy (0.4%)
[4,8]	2i Rete Gas SpA	4.375%	6/6/33	400	443
[8]	Autostrade per l'Italia SpA	2.000%	1/15/30	200	192
[5]	Enel Finance International NV	1.375%	7/12/26	200	183
[4,8]	Enel Finance International NV	4.500%	2/20/43	400	446
[5]	Enel Finance International NV	4.750%	5/25/47	200	173
					1,437
Japan (0.5%)
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	255
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	207
[4,6,7]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.601%	10/16/24	1,056	694
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	77
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	71
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	139
					1,882
Luxembourg (1.2%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	600	648
[4,8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	600	627
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	975	958
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	400	388
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	300	307
[8]	JAB Holdings BV	4.750%	6/29/32	900	1,029
[8]	JAB Holdings BV	5.000%	6/12/33	400	464
					4,421
Macao (0.0%)
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	414
Netherlands (1.0%)
[4,8]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,216
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	247
[4,8]	CTP NV	1.250%	6/21/29	300	274
[8]	ING Groep NV	1.000%	11/13/30	1,300	1,326
[4,8]	NN Group NV	6.000%	11/3/43	300	345
	Shell International Finance BV	2.375%	11/7/29	150	134
	Shell International Finance BV	2.750%	4/6/30	210	190
	Shell International Finance BV	4.375%	5/11/45	70	64
	Shell International Finance BV	3.750%	9/12/46	141	116
[5]	Sunrise FinCo I BV	4.875%	7/15/31	15	13
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					3,938
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	33
Spain (0.4%)
	Banco Santander SA	6.607%	11/7/28	140	149
	Banco Santander SA	6.921%	8/8/33	75	79
	Banco Santander SA	6.938%	11/7/33	75	83
[4,8]	Iberdrola Finanzas SA	3.625%	7/13/33	1,200	1,325
					1,636
Switzerland (3.3%)
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	159
[4,8]	Credit Suisse AG	0.250%	1/5/26	1,800	1,827
[4,8]	Credit Suisse AG	1.500%	4/10/26	2,500	2,585
	Credit Suisse AG	5.000%	7/9/27	600	601
	Credit Suisse AG	7.500%	2/15/28	400	437
[4,8]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	1,800	2,043
	UBS AG	5.650%	9/11/28	1,000	1,034
[5]	UBS Group AG	6.327%	12/22/27	560	576
[5]	UBS Group AG	4.282%	1/9/28	1,120	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	UBS Group AG	7.750%	3/1/29	900	1,116
[5]	UBS Group AG	5.699%	2/8/35	1,050	1,067
					12,535
United Arab Emirates (0.3%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,000	816
[4]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	300	284
					1,100
United Kingdom (7.7%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	70
	AstraZeneca Finance LLC	1.750%	5/28/28	115	103
	AstraZeneca plc	4.000%	1/17/29	104	102
	AstraZeneca plc	1.375%	8/6/30	100	83
	AstraZeneca plc	4.000%	9/18/42	160	142
[4,10]	Aviva plc	6.875%	5/20/58	400	522
[4]	Barclays plc	2.852%	5/7/26	200	194
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	4.836%	5/9/28	300	292
	Barclays plc	7.385%	11/2/28	100	107
[8]	Barclays plc	0.577%	8/9/29	400	373
[4,8]	Barclays plc	4.918%	8/8/30	500	562
[10]	Barclays plc	3.750%	11/22/30	100	121
[4,10]	Barclays plc	8.407%	11/14/32	100	135
	Barclays plc	7.437%	11/2/33	100	111
	Barclays plc	7.119%	6/27/34	340	358
	BAT Capital Corp.	3.215%	9/6/26	900	861
	BAT Capital Corp.	3.557%	8/15/27	235	225
	BAT Capital Corp.	2.259%	3/25/28	400	359
	BAT Capital Corp.	2.726%	3/25/31	75	63
	BAT Capital Corp.	4.390%	8/15/37	200	169
	BAT Capital Corp.	7.079%	8/2/43	165	174
	BAT Capital Corp.	4.540%	8/15/47	185	141
	BAT Capital Corp.	5.650%	3/16/52	110	98
[4,8]	BAT International Finance plc	3.125%	3/6/29	1,000	1,055
[4,8]	BAT Netherlands Finance BV	5.375%	2/16/31	300	346
[4,8]	BP Capital Markets BV	4.323%	5/12/35	800	907
	BP Capital Markets plc	3.279%	9/19/27	23	22
[4,8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	2,500	2,555
[10]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	1,000	1,129
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,034	935
[4,10]	Close Brothers Finance plc	2.750%	10/19/26	600	701
[4,8]	Heathrow Funding Ltd.	1.125%	10/8/30	600	555
[4,8]	Heathrow Funding Ltd.	1.875%	3/14/34	1,100	999
[4]	HSBC Holdings plc	2.099%	6/4/26	455	435
	HSBC Holdings plc	5.887%	8/14/27	1,200	1,217
[4,8]	HSBC Holdings plc	3.125%	6/7/28	200	211
[10]	HSBC Holdings plc	6.800%	9/14/31	641	877
[4]	HSBC Holdings plc	6.500%	9/15/37	125	131
	HSBC Holdings plc	6.332%	3/9/44	100	108
	HSBC Holdings plc	5.250%	3/14/44	200	198
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	205
	Lloyds Banking Group plc	4.582%	12/10/25	900	885
	Lloyds Banking Group plc	4.716%	8/11/26	200	198
	Lloyds Banking Group plc	7.953%	11/15/33	175	198
	Lloyds Banking Group plc	4.344%	1/9/48	230	184
[5,9]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/31	2	2
[4,8]	Motability Operations Group plc	3.500%	7/17/31	1,100	1,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Motability Operations Group plc	2.375%	7/3/39	100	90
[4,10]	Motability Operations Group plc	4.875%	1/17/43	300	362
[4,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,300	3,591
[4]	NatWest Group plc	3.073%	5/22/28	225	210
[4]	NatWest Group plc	4.892%	5/18/29	200	196
[10]	NatWest Group plc	3.622%	8/14/30	200	244
	RELX Capital Inc.	3.000%	5/22/30	100	91
[5]	Rolls-Royce plc	3.625%	10/14/25	3	3
[5]	Rolls-Royce plc	5.750%	10/15/27	17	17
[10]	Rothesay Life plc	8.000%	10/30/25	600	784
[10]	Rothesay Life plc	3.375%	7/12/26	300	360
[4,10]	Rothesay Life plc	7.734%	5/16/33	100	135
	Santander UK Group Holdings plc	6.833%	11/21/26	100	102
[5]	Standard Chartered plc	7.767%	11/16/28	850	916
[8]	Standard Chartered plc	2.500%	9/9/30	200	210
[6,7]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.210%	6/28/25	250	164
[5]	Virgin Media Finance plc	5.000%	7/15/30	10	9
	Vodafone Group plc	6.150%	2/27/37	140	151
	Vodafone Group plc	5.625%	2/10/53	260	262
					28,719
United States (41.9%)
	AbbVie Inc.	2.600%	11/21/24	120	117
	AbbVie Inc.	3.800%	3/15/25	175	173
	AbbVie Inc.	3.600%	5/14/25	39	38
	AbbVie Inc.	2.950%	11/21/26	15	14
	AbbVie Inc.	4.050%	11/21/39	418	378
	AbbVie Inc.	4.250%	11/21/49	240	211
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	146
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	201
	AEP Texas Inc.	5.400%	6/1/33	140	143
	AEP Transmission Co. LLC	3.750%	12/1/47	130	103
	AEP Transmission Co. LLC	4.250%	9/15/48	100	85
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	54
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	65
	AEP Transmission Co. LLC	5.400%	3/15/53	90	92
	AES Corp.	5.450%	6/1/28	150	152
	Aflac Inc.	1.125%	3/15/26	55	51
	Aflac Inc.	4.750%	1/15/49	50	47
	Agree LP	2.000%	6/15/28	50	44
	Agree LP	2.600%	6/15/33	60	48
[4]	Air Lease Corp.	2.875%	1/15/26	105	100
[4]	Air Lease Corp.	3.750%	6/1/26	100	97
	Air Lease Corp.	4.625%	10/1/28	20	20
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	94
[4]	Alabama Power Co.	1.450%	9/15/30	430	352
	Alabama Power Co.	4.150%	8/15/44	50	43
	Albemarle Corp.	4.650%	6/1/27	50	49
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	96
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	85
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	94
	Alleghany Corp.	3.625%	5/15/30	250	239
[4]	Allina Health System	3.887%	4/15/49	130	105
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Allstate Corp.	5.250%	3/30/33	550	560
	Allstate Corp.	4.500%	6/15/43	230	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	4.400%	2/14/26	101	100
	Altria Group Inc.	2.450%	2/4/32	165	135
	Altria Group Inc.	3.400%	2/4/41	70	52
	Altria Group Inc.	5.375%	1/31/44	100	99
	Altria Group Inc.	5.950%	2/14/49	100	100
	Altria Group Inc.	4.450%	5/6/50	40	32
	Amazon.com Inc.	3.875%	8/22/37	50	46
	Amazon.com Inc.	2.500%	6/3/50	115	75
	Amazon.com Inc.	3.950%	4/13/52	85	73
	Ameren Corp.	2.500%	9/15/24	100	98
	Ameren Corp.	5.700%	12/1/26	580	593
	Ameren Corp.	3.500%	1/15/31	120	109
	Ameren Illinois Co.	1.550%	11/15/30	70	57
	Ameren Illinois Co.	4.150%	3/15/46	75	64
	Ameren Illinois Co.	5.900%	12/1/52	130	142
[5]	American Airlines Inc.	5.500%	4/20/26	19	19
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	36	35
[5]	American Airlines Inc.	8.500%	5/15/29	5	5
	American Axle & Manufacturing Inc.	5.000%	10/1/29	10	9
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	8	7
	American Electric Power Co. Inc.	2.031%	3/15/24	100	99
	American Express Co.	5.850%	11/5/27	300	313
	American Express Co.	6.489%	10/30/31	417	451
[4]	American Honda Finance Corp.	1.200%	7/8/25	66	63
	American Honda Finance Corp.	4.750%	1/12/26	127	127
	American International Group Inc.	4.800%	7/10/45	32	30
	American International Group Inc.	4.375%	6/30/50	105	93
	American Tower Corp.	1.600%	4/15/26	900	837
	American Tower Corp.	3.375%	10/15/26	170	163
	American Tower Corp.	3.600%	1/15/28	100	95
	Amgen Inc.	2.600%	8/19/26	94	89
	Amgen Inc.	2.200%	2/21/27	125	116
	Amgen Inc.	5.150%	3/2/28	935	952
	Amgen Inc.	5.150%	11/15/41	61	60
	Amgen Inc.	5.600%	3/2/43	250	257
	Amgen Inc.	3.375%	2/21/50	340	248
	Amgen Inc.	5.650%	3/2/53	85	88
	Amgen Inc.	2.770%	9/1/53	147	92
	Amgen Inc.	5.750%	3/2/63	76	78
[5]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
[5]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Global Ltd.	4.600%	6/14/44	35	31
	Aon Global Ltd.	4.750%	5/15/45	70	64
[4]	Appalachian Power Co.	4.500%	3/1/49	30	25
	Apple Inc.	4.100%	8/8/62	250	216
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	7	6
[5]	Ardagh Packaging Finance plc	5.250%	4/30/25	7	7
	Ares Capital Corp.	4.250%	3/1/25	900	883
	Ares Capital Corp.	5.875%	3/1/29	150	149
[5]	Arsenal AIC Parent LLC	8.000%	10/1/30	5	5
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	43
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	10
	AT&T Inc.	3.800%	2/15/27	140	136
[8]	AT&T Inc.	1.600%	5/19/28	600	607
	AT&T Inc.	4.350%	3/1/29	203	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AT&T Inc.	4.300%	2/15/30	56	54
	AT&T Inc.	5.400%	2/15/34	276	283
	AT&T Inc.	4.500%	5/15/35	130	123
[8]	AT&T Inc.	3.150%	9/4/36	1,000	1,012
	AT&T Inc.	4.900%	8/15/37	245	236
	AT&T Inc.	3.500%	6/1/41	95	75
	AT&T Inc.	4.750%	5/15/46	70	63
	AT&T Inc.	3.500%	9/15/53	455	324
	AT&T Inc.	3.550%	9/15/55	213	151
	AT&T Inc.	3.800%	12/1/57	111	82
	AT&T Inc.	3.650%	9/15/59	340	239
	Atmos Energy Corp.	6.200%	11/15/53	110	126
	AutoZone Inc.	4.500%	2/1/28	200	198
	AutoZone Inc.	6.250%	11/1/28	110	117
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
[5]	B&G Foods Inc.	8.000%	9/15/28	6	6
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	13
	Bank of America Corp.	1.734%	7/22/27	365	336
	Bank of America Corp.	5.933%	9/15/27	1,400	1,430
	Bank of America Corp.	6.204%	11/10/28	440	460
[4]	Bank of America Corp.	3.970%	3/5/29	200	192
[4]	Bank of America Corp.	2.087%	6/14/29	100	89
[4]	Bank of America Corp.	3.194%	7/23/30	165	150
[4]	Bank of America Corp.	2.496%	2/13/31	150	130
	Bank of America Corp.	2.687%	4/22/32	675	573
	Bank of America Corp.	5.468%	1/23/35	100	102
[4]	Bank of America Corp.	4.078%	4/23/40	200	177
[4]	Bank of America Corp.	2.676%	6/19/41	170	123
	Bank of America Corp.	3.311%	4/22/42	60	47
[4]	Bank of America Corp.	4.875%	4/1/44	75	73
[4]	Bank of America Corp.	3.946%	1/23/49	35	29
[4]	Bank of America Corp.	4.083%	3/20/51	125	104
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	466
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	149
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	198
[5]	Beacon Roofing Supply Inc.	4.125%	5/15/29	2	2
	Becton Dickinson & Co.	4.693%	2/13/28	100	100
	Becton Dickinson & Co.	4.685%	12/15/44	36	34
	Becton Dickinson & Co.	4.669%	6/6/47	40	37
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	66
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	206
	Berry Global Inc.	1.570%	1/15/26	900	840
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	117
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	BlackRock Inc.	4.750%	5/25/33	300	300
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	117
	Block Inc.	3.500%	6/1/31	3	3
	Blue Owl Capital Corp.	5.950%	3/15/29	160	159
	Boeing Co.	2.750%	2/1/26	125	119
	Boeing Co.	2.196%	2/4/26	900	848
	Boeing Co.	3.550%	3/1/38	100	80
	Boeing Co.	5.705%	5/1/40	160	161
	Boeing Co.	3.750%	2/1/50	110	82
	Boeing Co.	5.805%	5/1/50	545	546
	Boeing Co.	5.930%	5/1/60	255	254
[5]	Boyne USA Inc.	4.750%	5/15/29	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	120	115
	BP Capital Markets America Inc.	4.234%	11/6/28	300	297
	Bristol-Myers Squibb Co.	3.400%	7/26/29	428	405
	Bristol-Myers Squibb Co.	5.750%	2/1/31	290	308
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	75
[5]	Broadcom Inc.	1.950%	2/15/28	50	45
	Broadcom Inc.	5.000%	4/15/30	120	122
	Broadcom Inc.	4.150%	11/15/30	530	506
[5]	Broadcom Inc.	4.150%	4/15/32	185	174
[5]	Broadcom Inc.	3.419%	4/15/33	360	316
[5]	Broadcom Inc.	3.187%	11/15/36	145	118
[5]	Broadcom Inc.	4.926%	5/15/37	230	222
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	350
[5]	Cable One Inc.	4.000%	11/15/30	2	2
[5,9]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5
[5]	Calpine Corp.	5.125%	3/15/28	25	24
	Camden Property Trust	3.350%	11/1/49	110	80
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	31
	Campbell Soup Co.	2.375%	4/24/30	468	404
	Capital One Financial Corp.	4.200%	10/29/25	900	885
	Capital One Financial Corp.	3.750%	3/9/27	90	86
	Capital One Financial Corp.	7.149%	10/29/27	1,300	1,355
	Capital One Financial Corp.	5.468%	2/1/29	90	90
	Capital One Financial Corp.	6.312%	6/8/29	264	272
[9]	Capital One Financial Corp.	5.700%	2/1/30	800	807
[4]	Capital One Financial Corp.	7.624%	10/30/31	430	475
	Capital One Financial Corp.	2.618%	11/2/32	175	141
	Capital One Financial Corp.	6.377%	6/8/34	402	418
[5]	Cargill Inc.	4.750%	4/24/33	130	129
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
[5]	Carnival Corp.	5.750%	3/1/27	24	24
[5]	Carnival Corp.	9.875%	8/1/27	5	5
[5]	Carnival Corp.	4.000%	8/1/28	25	23
[5]	Carnival Corp.	6.000%	5/1/29	3	3
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	7	8
[5]	Carrier Global Corp.	5.800%	11/30/25	240	243
[5]	Carrier Global Corp.	6.200%	3/15/54	100	113
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	16
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	8	7
	Cboe Global Markets Inc.	1.625%	12/15/30	92	76
[5]	CCO Holdings LLC	6.375%	9/1/29	15	15
[5]	CCO Holdings LLC	4.750%	3/1/30	45	40
	Cencora Inc.	2.700%	3/15/31	230	200
	Cencora Inc.	4.300%	12/15/47	80	71
	Centene Corp.	2.450%	7/15/28	145	129
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	50
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	110	113
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	25
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	77	78
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	52
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	41
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	161
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	167
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	49
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	41
	Charles Schwab Corp.	2.450%	3/3/27	130	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	5.643%	5/19/29	35	36
	Charles Schwab Corp.	6.196%	11/17/29	200	209
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	4.908%	7/23/25	900	892
	Charter Communications Operating LLC	4.200%	3/15/28	70	67
	Charter Communications Operating LLC	5.050%	3/30/29	80	79
	Charter Communications Operating LLC	3.500%	3/1/42	200	137
	Charter Communications Operating LLC	6.484%	10/23/45	85	82
	Charter Communications Operating LLC	5.375%	5/1/47	285	238
[5]	Chemours Co.	4.625%	11/15/29	32	28
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	66
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23
	Cheniere Energy Partners LP	3.250%	1/31/32	110	93
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	125	128
	Chevron Corp.	2.236%	5/11/30	75	66
	Chevron USA Inc.	3.250%	10/15/29	50	47
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	100
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	76
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	23
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	39
[5]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	1.250%	3/15/26	150	139
	Cigna Group	2.375%	3/15/31	75	64
	Cigna Group	4.800%	8/15/38	155	149
	Cigna Group	3.400%	3/15/50	150	109
	Citigroup Inc.	4.450%	9/29/27	125	122
[4]	Citigroup Inc.	4.075%	4/23/29	80	77
[4]	Citigroup Inc.	2.976%	11/5/30	140	125
[4]	Citigroup Inc.	2.572%	6/3/31	500	431
	Citigroup Inc.	2.520%	11/3/32	250	207
	Citigroup Inc.	4.650%	7/30/45	90	83
	Citigroup Inc.	4.650%	7/23/48	55	51
[4]	City of Hope	4.378%	8/15/48	80	66
[5]	Civitas Resources Inc.	8.750%	7/1/31	10	11
[5]	Clarios Global LP	6.750%	5/15/25	5	5
[5]	Clarios Global LP	8.500%	5/15/27	17	17
[5]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
	CMS Energy Corp.	3.450%	8/15/27	90	86
	CMS Energy Corp.	4.875%	3/1/44	135	128
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	196
	Comcast Corp.	3.150%	2/15/28	225	214
	Comcast Corp.	4.150%	10/15/28	70	69
	Comcast Corp.	2.650%	2/1/30	275	247
	Comcast Corp.	4.400%	8/15/35	90	86
	Comcast Corp.	6.550%	7/1/39	80	91
	Comcast Corp.	3.250%	11/1/39	145	116
	Comcast Corp.	4.500%	1/15/43	140	124
	Comcast Corp.	4.700%	10/15/48	134	126
	Comcast Corp.	4.950%	10/15/58	65	63
	Comcast Corp.	2.650%	8/15/62	263	154
	Comcast Corp.	2.987%	11/1/63	413	261
[4]	CommonSpirit Health	4.350%	11/1/42	220	192
	Commonwealth Edison Co.	3.800%	10/1/42	115	95
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	5.300%	2/1/53	180	181
[5]	CommScope Inc.	7.125%	7/1/28	21	9
	Conagra Brands Inc.	5.300%	10/1/26	175	177
	ConocoPhillips Co.	6.950%	4/15/29	100	111
	ConocoPhillips Co.	4.300%	11/15/44	65	58
	ConocoPhillips Co.	3.800%	3/15/52	40	32
	ConocoPhillips Co.	5.300%	5/15/53	75	76
	ConocoPhillips Co.	5.700%	9/15/63	40	42
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	66
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	164
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	83
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	436
	Constellation Energy Generation LLC	6.250%	10/1/39	100	107
	Constellation Energy Generation LLC	6.500%	10/1/53	350	391
[5]	Continental Resources Inc.	2.268%	11/15/26	100	92
[5]	Continental Resources Inc.	2.875%	4/1/32	40	33
	Corebridge Financial Inc.	3.500%	4/4/25	100	98
	Corebridge Financial Inc.	3.650%	4/5/27	90	86
	Corebridge Financial Inc.	3.850%	4/5/29	170	161
	Corebridge Financial Inc.	3.900%	4/5/32	194	175
	Corebridge Financial Inc.	4.350%	4/5/42	100	85
	Corebridge Financial Inc.	4.400%	4/5/52	150	125
	Corporate Office Properties LP	2.250%	3/15/26	175	164
	Corporate Office Properties LP	2.750%	4/15/31	105	86
	Coterra Energy Inc.	4.375%	3/15/29	130	127
[5]	Coty Inc.	6.625%	7/15/30	2	2
[5]	Cox Communications Inc.	4.800%	2/1/35	100	94
[5]	Cox Communications Inc.	5.800%	12/15/53	180	181
	Crown Castle Inc.	4.000%	3/1/27	900	872
	Crown Castle Inc.	4.750%	5/15/47	125	109
[5]	CrownRock LP	5.625%	10/15/25	14	14
[5]	CSC Holdings LLC	11.750%	1/31/29	5	5
[5]	CSC Holdings LLC	5.750%	1/15/30	5	3
[5]	CSC Holdings LLC	4.625%	12/1/30	7	4
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	178
	CubeSmart LP	2.250%	12/15/28	225	199
	CVS Health Corp.	1.300%	8/21/27	900	799
	CVS Health Corp.	5.125%	2/21/30	365	369
	CVS Health Corp.	4.875%	7/20/35	80	78
	CVS Health Corp.	4.780%	3/25/38	419	393
	CVS Health Corp.	4.125%	4/1/40	135	114
	CVS Health Corp.	5.125%	7/20/45	85	79
	CVS Health Corp.	6.000%	6/1/63	130	134
	Dana Inc.	4.500%	2/15/32	17	15
[5]	DaVita Inc.	3.750%	2/15/31	10	8
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	329
	Dell International LLC	6.020%	6/15/26	80	82
	Dell International LLC	4.900%	10/1/26	447	447
	Dell International LLC	6.100%	7/15/27	40	42
	Dell International LLC	6.200%	7/15/30	219	233
	Dell International LLC	8.350%	7/15/46	44	57
	Delta Air Lines Inc.	2.900%	10/28/24	12	12

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,348	1,326
	Delta Air Lines Inc.	3.750%	10/28/29	9	8
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.600%	7/15/41	50	48
	DH Europe Finance II Sarl	2.600%	11/15/29	125	113
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
	Diamondback Energy Inc.	6.250%	3/15/33	135	144
[8]	Digital Dutch Finco BV	0.625%	7/15/25	1,400	1,442
[8]	Digital Dutch Finco BV	1.000%	1/15/32	400	342
[5]	Directv Financing LLC	5.875%	8/15/27	31	29
[5]	Directv Financing LLC	8.875%	2/1/30	5	5
	Discovery Communications LLC	3.950%	6/15/25	900	883
	Discovery Communications LLC	4.900%	3/11/26	337	336
	Discovery Communications LLC	6.350%	6/1/40	156	157
	Discovery Communications LLC	4.650%	5/15/50	230	184
	Discovery Communications LLC	4.000%	9/15/55	99	70
[5]	DISH Network Corp.	11.750%	11/15/27	19	20
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	138
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	40
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	218
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	210
[8]	Dow Chemical Co.	0.500%	3/15/27	3,500	3,472
	Dow Chemical Co.	2.100%	11/15/30	100	85
	Dow Chemical Co.	4.375%	11/15/42	120	105
[5]	DT Midstream Inc.	4.125%	6/15/29	26	24
[5]	DT Midstream Inc.	4.375%	6/15/31	20	18
	DTE Electric Co.	3.700%	6/1/46	75	59
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	75
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	110
	Duke Energy Corp.	3.500%	6/15/51	100	72
	Duke Energy Florida LLC	5.875%	11/15/33	160	171
	Duke Energy Florida LLC	3.400%	10/1/46	35	26
	Duke Energy Florida LLC	6.200%	11/15/53	110	123
	Duke Energy Indiana LLC	2.750%	4/1/50	75	48
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	93
	Duke Energy Progress LLC	4.100%	5/15/42	200	170
	Duke Energy Progress LLC	2.500%	8/15/50	170	104
	DuPont de Nemours Inc.	5.319%	11/15/38	40	40
	eBay Inc.	5.900%	11/22/25	5	5
	eBay Inc.	5.950%	11/22/27	75	78
[5]	Element Solutions Inc.	3.875%	9/1/28	16	15
	Elevance Health Inc.	3.125%	5/15/50	190	134
	Elevance Health Inc.	6.100%	10/15/52	155	172
	Eli Lilly & Co.	2.500%	9/15/60	100	61
[5]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	10	10
	Enbridge Energy Partners LP	7.375%	10/15/45	230	270
[5]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	31
	Energy Transfer LP	4.400%	3/15/27	240	236
	Energy Transfer LP	3.750%	5/15/30	30	28
	Energy Transfer LP	6.400%	12/1/30	230	245
	Energy Transfer LP	5.750%	2/15/33	130	133
	Energy Transfer LP	6.550%	12/1/33	230	248
	Energy Transfer LP	6.050%	6/1/41	205	207
	Energy Transfer LP	6.500%	2/1/42	100	106
	Energy Transfer LP	5.300%	4/1/44	75	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.150%	3/15/45	55	50
	Energy Transfer LP	6.250%	4/15/49	70	73
	Energy Transfer LP	5.950%	5/15/54	565	568
[5]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	15
[5]	Entegris Inc.	4.750%	4/15/29	190	182
[5]	Entegris Inc.	5.950%	6/15/30	45	44
	Entergy Corp.	2.800%	6/15/30	90	79
	Entergy Louisiana LLC	3.250%	4/1/28	593	559
	Enterprise Products Operating LLC	2.800%	1/31/30	80	72
	Enterprise Products Operating LLC	5.350%	1/31/33	206	215
	Enterprise Products Operating LLC	4.850%	3/15/44	215	206
	Enterprise Products Operating LLC	4.900%	5/15/46	59	56
	Enterprise Products Operating LLC	4.250%	2/15/48	50	43
	Enterprise Products Operating LLC	3.700%	1/31/51	70	55
	EOG Resources Inc.	4.375%	4/15/30	45	45
	EOG Resources Inc.	3.900%	4/1/35	20	18
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	15
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	11
	EQT Corp.	3.900%	10/1/27	96	92
	Equitable Holdings Inc.	5.594%	1/11/33	194	199
	Equitable Holdings Inc.	5.000%	4/20/48	115	107
[5]	ERAC USA Finance LLC	4.600%	5/1/28	200	199
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	210
	ERP Operating LP	4.500%	7/1/44	135	121
	Essex Portfolio LP	4.500%	3/15/48	60	51
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	70
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	105
[4]	Eversource Energy	1.400%	8/15/26	110	101
	Exelon Corp.	3.400%	4/15/26	125	121
	Exelon Corp.	5.150%	3/15/28	210	213
	Exelon Corp.	3.350%	3/15/32	200	177
	Exelon Corp.	4.450%	4/15/46	165	143
	Exelon Corp.	4.100%	3/15/52	100	80
	Exelon Corp.	5.600%	3/15/53	140	141
	Extra Space Storage LP	5.500%	7/1/30	70	71
	Extra Space Storage LP	5.900%	1/15/31	370	384
	Extra Space Storage LP	2.400%	10/15/31	80	66
	Exxon Mobil Corp.	4.227%	3/19/40	155	143
	Exxon Mobil Corp.	4.114%	3/1/46	55	48
	FedEx Corp.	3.875%	8/1/42	30	25
	FedEx Corp.	4.550%	4/1/46	70	62
	FedEx Corp.	4.050%	2/15/48	70	57
	Fifth Third Bancorp	1.707%	11/1/27	70	63
	Fifth Third Bancorp	3.950%	3/14/28	350	337
	Fifth Third Bancorp	6.339%	7/27/29	310	322
	Fifth Third Bancorp	5.631%	1/29/32	620	626
[4]	Fifth Third Bank NA	3.950%	7/28/25	300	295
	FirstEnergy Corp.	2.650%	3/1/30	150	131
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	50
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	237
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	85
	Fiserv Inc.	5.600%	3/2/33	120	124
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	237
	FMC Corp.	5.150%	5/18/26	100	100
	FMC Corp.	4.500%	10/1/49	30	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,100	1,075
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	44
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	21
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	209
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	47
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	11
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	214
[5]	Fortrea Holdings Inc.	7.500%	7/1/30	5	5
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	29
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	50
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	39
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	10
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	15
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	7	6
	FS KKR Capital Corp.	3.400%	1/15/26	220	209
[5]	Gates Global LLC	6.250%	1/15/26	5	5
	GE HealthCare Technologies Inc.	5.600%	11/15/25	220	222
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	116
	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	106
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	114
	General Dynamics Corp.	4.250%	4/1/40	95	87
	General Mills Inc.	4.150%	2/15/43	70	60
	General Motors Co.	6.125%	10/1/25	150	152
	General Motors Co.	5.200%	4/1/45	88	80
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	394
	General Motors Financial Co. Inc.	2.750%	6/20/25	485	470
	General Motors Financial Co. Inc.	6.050%	10/10/25	555	563
	General Motors Financial Co. Inc.	1.250%	1/8/26	1,255	1,167
	General Motors Financial Co. Inc.	1.500%	6/10/26	191	176
	General Motors Financial Co. Inc.	5.850%	4/6/30	192	197
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	180
	Genesis Energy LP	8.250%	1/15/29	5	5
	Georgia Power Co.	4.300%	3/15/42	130	115
	Georgia Power Co.	5.125%	5/15/52	70	69
[5]	Georgia-Pacific LLC	1.750%	9/30/25	245	233
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	143
	Gilead Sciences Inc.	4.150%	3/1/47	190	164
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	1,140	1,267
	Global Payments Inc.	1.500%	11/15/24	120	116
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	333
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	232
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	77
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	86
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	81
[4,6,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	5.900%	5/2/24	300	197
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	15	14
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	2	2
[5]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	5	5
[5]	Hanesbrands Inc.	9.000%	2/15/31	5	5
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	214
	HCA Inc.	5.250%	6/15/49	115	106
	Healthpeak OP LLC	5.250%	12/15/32	170	170
	Helmerich & Payne Inc.	2.900%	9/29/31	220	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	7.300%	8/15/31	5	6
	Highwoods Realty LP	7.650%	2/1/34	429	472
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
	Home Depot Inc.	3.900%	12/6/28	130	128
	Home Depot Inc.	2.950%	6/15/29	85	79
	Home Depot Inc.	2.700%	4/15/30	15	14
	Home Depot Inc.	3.900%	6/15/47	125	106
	Home Depot Inc.	4.500%	12/6/48	75	69
	Home Depot Inc.	4.950%	9/15/52	55	54
	Home Depot Inc.	3.500%	9/15/56	70	54
	Hormel Foods Corp.	1.700%	6/3/28	50	45
	Hormel Foods Corp.	1.800%	6/11/30	10	8
	HP Inc.	4.000%	4/15/29	220	213
	HP Inc.	2.650%	6/17/31	86	73
[5]	HUB International Ltd.	7.250%	6/15/30	5	5
[5]	HUB International Ltd.	7.375%	1/31/32	5	5
	Huntington Bancshares Inc.	6.208%	8/21/29	1,404	1,451
	Huntington Bancshares Inc.	5.023%	5/17/33	116	112
[5]	Imola Merger Corp.	4.750%	5/15/29	18	17
	Intel Corp.	5.125%	2/10/30	160	165
	Intel Corp.	5.625%	2/10/43	80	85
	Intel Corp.	3.050%	8/12/51	200	138
	Intel Corp.	4.900%	8/5/52	100	96
	Intel Corp.	5.900%	2/10/63	60	65
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	68
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	32
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	20
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	75
	Invesco Finance plc	5.375%	11/30/43	55	54
[5]	IQVIA Inc.	6.250%	2/1/29	10	10
[5]	IQVIA Inc.	6.500%	5/15/30	3	3
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	50
	ITC Holdings Corp.	3.350%	11/15/27	320	305
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	133
	J M Smucker Co.	6.500%	11/15/43	185	206
	J M Smucker Co.	3.550%	3/15/50	230	166
	J M Smucker Co.	6.500%	11/15/53	213	241
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	112
[5]	JBS USA LUX SA	6.750%	3/15/34	145	153
[5]	JBS USA LUX SA	7.250%	11/15/53	265	288
[4]	John Deere Capital Corp.	4.850%	10/11/29	300	307
[4]	John Deere Capital Corp.	5.150%	9/8/33	190	197
[8]	Johnson & Johnson	1.650%	5/20/35	200	193
	JPMorgan Chase & Co.	1.578%	4/22/27	500	464
[4,8]	JPMorgan Chase & Co.	2.875%	5/24/28	1,200	1,277
	JPMorgan Chase & Co.	4.851%	7/25/28	140	140
	JPMorgan Chase & Co.	5.012%	1/23/30	730	734
	JPMorgan Chase & Co.	2.580%	4/22/32	135	114
	JPMorgan Chase & Co.	4.586%	4/26/33	100	97
	JPMorgan Chase & Co.	5.350%	6/1/34	130	132
	JPMorgan Chase & Co.	6.400%	5/15/38	150	172
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	54
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	240	187
	JPMorgan Chase & Co.	5.600%	7/15/41	81	86
	JPMorgan Chase & Co.	2.525%	11/19/41	190	135
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	70	58
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	70	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.328%	4/22/52	290	213
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	20	17
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	332
[5,9]	KeHE Distributors LLC	9.000%	2/15/29	5	5
	Kenvue Inc.	5.100%	3/22/43	95	97
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	293
[4]	KeyBank NA	4.150%	8/8/25	100	98
	KeyBank NA	5.000%	1/26/33	50	46
	Kilroy Realty LP	4.750%	12/15/28	121	116
	Kilroy Realty LP	6.250%	1/15/36	280	280
	Kimco Realty OP LLC	4.250%	4/1/45	75	60
	Kimco Realty OP LLC	3.700%	10/1/49	70	52
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	392
	Kinder Morgan Inc.	4.800%	2/1/33	180	172
[5]	Kinetik Holdings LP	6.625%	12/15/28	5	5
	KLA Corp.	5.000%	3/15/49	116	114
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	322
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	25
	Kroger Co.	2.200%	5/1/30	225	192
	Kroger Co.	3.875%	10/15/46	125	98
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	210	208
	L3Harris Technologies Inc.	6.150%	12/15/40	230	249
	L3Harris Technologies Inc.	5.054%	4/27/45	30	29
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	18
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[5]	Level 3 Financing Inc.	4.625%	9/15/27	7	4
[5]	Level 3 Financing Inc.	3.625%	1/15/29	10	3
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	4
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	3	3
[8]	Linde plc	1.625%	3/31/35	1,400	1,284
[5]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	47
[5]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.500%	5/15/36	665	650
	Lockheed Martin Corp.	4.300%	6/15/62	295	256
	Lockheed Martin Corp.	5.200%	2/15/64	520	528
	Lowe's Cos. Inc.	3.100%	5/3/27	433	415
	Lowe's Cos. Inc.	1.700%	9/15/28	90	79
	Lowe's Cos. Inc.	4.450%	4/1/62	190	159
	LPL Holdings Inc.	6.750%	11/17/28	430	454
	LYB International Finance III LLC	3.375%	10/1/40	50	38
	M&T Bank Corp.	7.413%	10/30/29	870	937
	M&T Bank Corp.	5.053%	1/27/34	265	250
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	900	898
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,300	1,283
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	363
[5]	Mars Inc.	3.875%	4/1/39	178	157
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	72
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	99
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	125
[5]	McAfee Corp.	7.375%	2/15/30	11	10
[4,8]	McDonald's Corp.	4.125%	11/28/35	700	786
[5]	Medline Borrower LP	3.875%	4/1/29	5	5
[5]	Medline Borrower LP	5.250%	10/1/29	3	3
	Merck & Co. Inc.	1.900%	12/10/28	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.400%	3/7/29	40	38
	Merck & Co. Inc.	5.150%	5/17/63	160	162
	Meta Platforms Inc.	5.600%	5/15/53	220	234
	Meta Platforms Inc.	4.650%	8/15/62	42	38
	Meta Platforms Inc.	5.750%	5/15/63	150	162
	MetLife Inc.	4.125%	8/13/42	60	53
	MetLife Inc.	4.875%	11/13/43	60	58
	MetLife Inc.	5.250%	1/15/54	60	61
[4,8]	Metropolitan Life Global Funding I	3.750%	12/5/30	600	663
	MidAmerican Energy Co.	5.300%	2/1/55	530	537
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	15
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,425	1,429
	Mondelez International Inc.	1.500%	2/4/31	200	162
	Morgan Stanley	2.475%	1/21/28	200	186
[8]	Morgan Stanley	0.495%	10/26/29	500	469
	Morgan Stanley	5.173%	1/16/30	740	746
[4]	Morgan Stanley	2.699%	1/22/31	635	558
	Morgan Stanley	5.466%	1/18/35	120	123
	Morgan Stanley	5.948%	1/19/38	270	275
[4]	Morgan Stanley	3.971%	7/22/38	90	79
[4]	Morgan Stanley	4.457%	4/22/39	165	152
	Morgan Stanley	6.375%	7/24/42	150	171
	Morgan Stanley	4.300%	1/27/45	30	27
[4]	Morgan Stanley	2.802%	1/25/52	90	60
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	149
	MPLX LP	1.750%	3/1/26	150	140
	MPLX LP	4.500%	4/15/38	240	215
	MPLX LP	5.650%	3/1/53	27	27
	MPT Operating Partnership LP	3.500%	3/15/31	25	15
	Nasdaq Inc.	5.650%	6/28/25	60	61
	Nasdaq Inc.	5.350%	6/28/28	350	359
	Nasdaq Inc.	2.500%	12/21/40	100	69
	Nasdaq Inc.	3.950%	3/7/52	30	24
	Nasdaq Inc.	5.950%	8/15/53	175	187
[5,9]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	5	5
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	51
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	101
	Navient Corp.	9.375%	7/25/30	5	5
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	10
[4,8]	Nestle Finance International Ltd.	1.750%	11/2/37	200	182
[5]	Nestle Holdings Inc.	1.000%	9/15/27	325	289
[5]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	218	220
	Netflix Inc.	5.875%	11/15/28	370	390
[8]	Netflix Inc.	4.625%	5/15/29	1,200	1,376
	Netflix Inc.	6.375%	5/15/29	353	381
[4,8]	Netflix Inc.	3.875%	11/15/29	400	444
	Nevada Power Co.	6.000%	3/15/54	180	194
[5]	New York Life Global Funding	4.850%	1/9/28	150	151
	Newell Brands Inc.	6.375%	9/15/27	15	15
	Newell Brands Inc.	6.625%	9/15/29	13	13
	Newmont Corp.	2.800%	10/1/29	130	118
	Newmont Corp.	2.250%	10/1/30	100	86
[5]	News Corp.	3.875%	5/15/29	33	30
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	37
[5]	NextEra Energy Operating Partners LP	4.250%	7/15/24	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	NGL Energy Operating LLC	8.375%	2/15/32	5	5
[5]	Niagara Mohawk Power Corp.	5.664%	1/17/54	160	161
	NiSource Inc.	5.250%	3/30/28	100	102
	NiSource Inc.	5.400%	6/30/33	60	61
	NiSource Inc.	3.950%	3/30/48	50	40
	Norfolk Southern Corp.	3.050%	5/15/50	120	83
	Norfolk Southern Corp.	5.950%	3/15/64	150	164
[5]	Northern Natural Gas Co.	5.625%	2/1/54	115	117
	Northern States Power Co.	6.250%	6/1/36	144	159
	Northrop Grumman Corp.	5.250%	5/1/50	125	126
	Northrop Grumman Corp.	5.200%	6/1/54	700	703
[5]	Novelis Corp.	4.750%	1/30/30	6	6
[5]	Novelis Corp.	3.875%	8/15/31	18	16
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	63
	Nucor Corp.	3.850%	4/1/52	50	41
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	138	145
	Occidental Petroleum Corp.	6.625%	9/1/30	59	63
	Occidental Petroleum Corp.	6.125%	1/1/31	39	41
	Occidental Petroleum Corp.	7.500%	5/1/31	44	49
	Occidental Petroleum Corp.	6.450%	9/15/36	15	16
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
[5]	Oglethorpe Power Corp.	6.200%	12/1/53	130	138
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	4
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	158
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	123
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	100	97
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	OneMain Finance Corp.	7.875%	3/15/30	2	2
	ONEOK Inc.	5.550%	11/1/26	130	132
	ONEOK Inc.	5.650%	11/1/28	135	139
	ONEOK Partners LP	6.125%	2/1/41	135	141
	Oracle Corp.	2.300%	3/25/28	189	172
	Oracle Corp.	2.950%	4/1/30	40	36
	Oracle Corp.	2.875%	3/25/31	270	238
	Oracle Corp.	3.850%	7/15/36	250	217
	Oracle Corp.	3.600%	4/1/40	430	342
	Oracle Corp.	3.650%	3/25/41	150	119
[5]	Organon & Co.	4.125%	4/30/28	13	12
[5]	Organon & Co.	5.125%	4/30/31	10	9
[5]	Outfront Media Capital LLC	7.375%	2/15/31	5	5
[5]	Owens & Minor Inc.	6.625%	4/1/30	2	2
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	5	5
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	192
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	92
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	116
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	135
	Pacific Gas & Electric Co.	6.950%	3/15/34	180	198
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	86
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	70
	PacifiCorp	5.450%	2/15/34	230	233
	PacifiCorp	6.250%	10/15/37	80	86
	PacifiCorp	4.100%	2/1/42	5	4
	PacifiCorp	4.150%	2/15/50	12	10
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.950%	1/15/31	38	36
	Paramount Global	4.375%	3/15/43	34	25
	Paramount Global	4.600%	1/15/45	260	198
	Parker-Hannifin Corp.	3.250%	6/14/29	300	281
	PayPal Holdings Inc.	5.050%	6/1/52	40	39
	PECO Energy Co.	4.150%	10/1/44	130	112
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	60	60
[5]	Penske Truck Leasing Co. LP	5.350%	1/12/27	900	904
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	161
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	59
	PepsiCo Inc.	2.625%	7/29/29	305	279
	PepsiCo Inc.	2.750%	3/19/30	25	23
	PepsiCo Inc.	4.200%	7/18/52	25	22
[5]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[5]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	25
[5]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	355	356
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	259
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	155
	Philip Morris International Inc.	5.000%	11/17/25	230	231
	Philip Morris International Inc.	5.125%	11/17/27	260	264
	Philip Morris International Inc.	5.125%	2/15/30	105	107
	Philip Morris International Inc.	5.500%	9/7/30	10	10
	Philip Morris International Inc.	5.750%	11/17/32	224	234
[8]	Philip Morris International Inc.	1.450%	8/1/39	700	497
	Philip Morris International Inc.	4.250%	11/10/44	165	142
	Phillips 66	3.900%	3/15/28	34	33
	Phillips 66	4.650%	11/15/34	40	39
	Phillips 66 Co.	3.150%	12/15/29	177	162
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	128
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	123
	Plains All American Pipeline LP	4.900%	2/15/45	30	26
	PNC Financial Services Group Inc.	5.068%	1/24/34	410	404
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	167
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	651
	PNC Financial Services Group Inc.	5.676%	1/22/35	500	513
	Principal Financial Group Inc.	5.500%	3/15/53	219	220
[8]	Procter & Gamble Co.	3.250%	8/2/31	1,590	1,762
	Progressive Corp.	2.500%	3/15/27	100	94
	Prologis LP	1.750%	2/1/31	157	129
	Prologis LP	5.125%	1/15/34	37	38
	Prologis LP	5.250%	6/15/53	267	269
	Prologis LP	5.250%	3/15/54	390	392
	Prudential Financial Inc.	3.935%	12/7/49	260	212
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	57
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	55
	Public Service Co. of Colorado	4.050%	9/15/49	230	184
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	80
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	161
	Public Storage Operating Co.	1.950%	11/9/28	200	178
[8]	Public Storage Operating Co.	0.500%	9/9/30	555	492
	Public Storage Operating Co.	5.350%	8/1/53	150	154
	Range Resources Corp.	8.250%	1/15/29	10	10
	Realty Income Corp.	2.200%	6/15/28	160	144
	Realty Income Corp.	4.850%	3/15/30	165	165
[8]	Realty Income Corp.	4.875%	7/6/30	317	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	180
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	13	14
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	2	2
	RPM International Inc.	4.550%	3/1/29	115	113
	RTX Corp.	5.400%	5/1/35	250	259
	RTX Corp.	4.875%	10/15/40	890	852
	RTX Corp.	5.375%	2/27/53	140	141
	Ryder System Inc.	6.600%	12/1/33	278	303
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	112
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	108
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	244
	Sabra Health Care LP	3.200%	12/1/31	320	261
[4,8]	Sanofi SA	1.375%	3/21/30	100	99
	Santander Holdings USA Inc.	6.499%	3/9/29	100	103
	SBA Communications Corp.	3.125%	2/1/29	17	15
[5]	Scripps Escrow Inc.	5.875%	7/15/27	15	14
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	5	4
[5]	Seagate HDD Cayman	8.250%	12/15/29	4	4
[5]	Seagate HDD Cayman	8.500%	7/15/31	1	1
[5]	Sealed Air Corp.	6.125%	2/1/28	5	5
[5]	Sealed Air Corp.	5.000%	4/15/29	7	7
[5]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Sempra	3.700%	4/1/29	175	165
	Sherwin-Williams Co.	4.500%	6/1/47	80	72
	Simon Property Group LP	3.500%	9/1/25	270	265
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Southern California Edison Co.	5.650%	10/1/28	600	624
[4]	Southern California Edison Co.	4.200%	3/1/29	100	98
	Southern California Edison Co.	4.500%	9/1/40	50	45
[4]	Southern California Edison Co.	3.900%	3/15/43	50	41
	Southern California Edison Co.	4.000%	4/1/47	50	40
[4]	Southern California Gas Co.	2.550%	2/1/30	330	291
	Southern California Gas Co.	3.750%	9/15/42	50	40
	Southern Co.	4.475%	8/1/24	520	516
[4]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	5.700%	10/15/32	100	104
	Southern Co.	4.400%	7/1/46	30	26
	Southwest Airlines Co.	5.250%	5/4/25	70	70
	Southwest Airlines Co.	5.125%	6/15/27	80	81
	Southwest Airlines Co.	2.625%	2/10/30	250	219
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	8
[5]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	600	649
	Sprint Capital Corp.	8.750%	3/15/32	200	246
	Sprint LLC	7.625%	3/1/26	40	42
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	38
[5]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	95
	State Street Corp.	5.820%	11/4/28	200	207
	State Street Corp.	4.821%	1/26/34	120	118
	Steel Dynamics Inc.	3.450%	4/15/30	100	92
[5]	Summit Materials LLC	7.250%	1/15/31	3	3
	Sun Communities Operating LP	2.300%	11/1/28	200	176
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synovus Bank	5.625%	2/15/28	250	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Tallgrass Energy Partners LP	7.375%	2/15/29	10	10
[8]	Tapestry Inc.	5.375%	11/27/27	200	225
	Tapestry Inc.	7.850%	11/27/33	165	176
	Targa Resources Corp.	6.150%	3/1/29	310	324
	Targa Resources Corp.	6.125%	3/15/33	153	160
	Targa Resources Corp.	6.500%	3/30/34	600	647
	Targa Resources Corp.	6.500%	2/15/53	28	30
	Targa Resources Partners LP	5.000%	1/15/28	50	49
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	48
	Target Corp.	4.800%	1/15/53	60	58
	Tenet Healthcare Corp.	4.875%	1/1/26	40	40
	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
[5]	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	45
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	127
	Time Warner Cable LLC	5.875%	11/15/40	343	310
	Time Warner Cable LLC	4.500%	9/15/42	75	59
	T-Mobile USA Inc.	3.375%	4/15/29	245	228
	T-Mobile USA Inc.	3.875%	4/15/30	170	161
	T-Mobile USA Inc.	6.000%	6/15/54	230	251
	T-Mobile USA Inc.	3.600%	11/15/60	255	183
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	61
[5]	TopBuild Corp.	3.625%	3/15/29	5	5
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	251
[4]	Toyota Motor Credit Corp.	3.050%	3/22/27	300	288
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	82
[5]	TransDigm Inc.	6.250%	3/15/26	24	24
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	TransDigm Inc.	6.875%	12/15/30	10	10
[5]	TransDigm Inc.	7.125%	12/1/31	10	10
[5]	Transocean Inc.	8.750%	2/15/30	10	10
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	2	2
	Travelers Cos. Inc.	3.750%	5/15/46	260	215
[5]	Triumph Group Inc.	9.000%	3/15/28	14	15
[4]	Truist Financial Corp.	6.047%	6/8/27	140	143
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	160
[4]	UDR Inc.	2.950%	9/1/26	15	14
[5,9]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	52
	Union Electric Co.	3.250%	10/1/49	75	52
	Union Electric Co.	3.900%	4/1/52	150	121
	Union Pacific Corp.	3.950%	9/10/28	150	148
	Union Pacific Corp.	3.250%	2/5/50	270	202
	Union Pacific Corp.	3.839%	3/20/60	35	28
	Union Pacific Corp.	3.850%	2/14/72	185	143
[5]	United Airlines Inc.	4.375%	4/15/26	42	41
[5]	United Airlines Inc.	4.625%	4/15/29	35	32
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	36	36
[5]	United Natural Foods Inc.	6.750%	10/15/28	9	8
	UnitedHealth Group Inc.	3.700%	5/15/27	40	39
	UnitedHealth Group Inc.	5.250%	2/15/28	165	170
	UnitedHealth Group Inc.	5.350%	2/15/33	360	377
	UnitedHealth Group Inc.	2.750%	5/15/40	100	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.375%	3/15/42	215	199
	UnitedHealth Group Inc.	3.250%	5/15/51	100	73
	UnitedHealth Group Inc.	6.050%	2/15/63	200	227
[5]	Univision Communications Inc.	8.000%	8/15/28	10	10
[5]	Univision Communications Inc.	4.500%	5/1/29	2	2
[5]	Univision Communications Inc.	7.375%	6/30/30	15	15
	US Bancorp	5.775%	6/12/29	150	154
	US Bancorp	5.384%	1/23/30	290	293
[4]	US Bancorp	4.967%	7/22/33	210	199
	US Bancorp	5.850%	10/21/33	200	207
	US Bancorp	5.836%	6/12/34	276	285
	US Bancorp	5.678%	1/23/35	320	328
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	7.250%	1/15/32	3	3
[5]	USI Inc.	7.500%	1/15/32	2	2
[5]	Valaris Ltd.	8.375%	4/30/30	16	16
	Valero Energy Corp.	4.350%	6/1/28	48	47
	Valero Energy Corp.	3.650%	12/1/51	100	73
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	3	3
[5]	Venture Global LNG Inc.	9.500%	2/1/29	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/31	10	10
[5]	Venture Global LNG Inc.	9.875%	2/1/32	5	5
	Verisk Analytics Inc.	5.500%	6/15/45	100	97
	Verizon Communications Inc.	2.100%	3/22/28	590	533
	Verizon Communications Inc.	1.500%	9/18/30	285	234
	Verizon Communications Inc.	4.400%	11/1/34	140	134
	Verizon Communications Inc.	5.250%	3/16/37	170	175
[4,8]	Verizon Communications Inc.	2.875%	1/15/38	300	296
	Verizon Communications Inc.	4.812%	3/15/39	110	106
	Verizon Communications Inc.	2.650%	11/20/40	75	54
	Verizon Communications Inc.	3.850%	11/1/42	30	25
	Verizon Communications Inc.	4.862%	8/21/46	90	85
	Verizon Communications Inc.	3.875%	3/1/52	130	104
	Verizon Communications Inc.	3.000%	11/20/60	50	32
	Verizon Communications Inc.	3.700%	3/22/61	85	63
[5]	VICI Properties LP	5.625%	5/1/24	8	8
[5]	VICI Properties LP	4.625%	6/15/25	35	34
[5]	Viper Energy Inc.	7.375%	11/1/31	5	5
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	800	777
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	533	511
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	228	221
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	60
	Virginia Electric & Power Co.	5.300%	8/15/33	56	57
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	127
	Virginia Electric & Power Co.	5.450%	4/1/53	100	101
	Virginia Electric & Power Co.	5.350%	1/15/54	350	349
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	20	20
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	5	5
	VMware LLC	1.800%	8/15/28	400	351
	VMware LLC	4.700%	5/15/30	130	128
	VMware LLC	2.200%	8/15/31	220	182
	Walmart Inc.	3.950%	6/28/38	415	389
	Walt Disney Co.	6.650%	11/15/37	70	82
	Walt Disney Co.	3.500%	5/13/40	125	104
	Walt Disney Co.	2.750%	9/1/49	45	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.600%	1/13/51	45	35
	Warnermedia Holdings Inc.	3.755%	3/15/27	380	365
	Warnermedia Holdings Inc.	5.050%	3/15/42	284	252
	Warnermedia Holdings Inc.	5.141%	3/15/52	390	336
[4]	Wells Fargo & Co.	3.196%	6/17/27	50	48
[4]	Wells Fargo & Co.	2.393%	6/2/28	250	231
[4]	Wells Fargo & Co.	4.897%	7/25/33	375	367
	Wells Fargo & Co.	5.389%	4/24/34	250	252
[4,10]	Wells Fargo & Co.	4.875%	11/29/35	300	353
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	243
	Wells Fargo & Co.	5.375%	11/2/43	90	88
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	51
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	76
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	45
[4]	Wells Fargo Bank NA	5.450%	8/7/26	300	305
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	111
	Welltower OP LLC	4.250%	4/1/26	50	49
	Western Midstream Operating LP	4.500%	3/1/28	49	48
	Western Midstream Operating LP	4.750%	8/15/28	104	102
	Weyerhaeuser Co.	4.000%	11/15/29	91	86
	Williams Cos. Inc.	4.650%	8/15/32	80	78
	Williams Cos. Inc.	6.300%	4/15/40	65	69
[5]	Williams Scotsman Inc.	7.375%	10/1/31	5	5
	Willis North America Inc.	2.950%	9/15/29	85	76
	Willis North America Inc.	3.875%	9/15/49	70	54
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	54
	Workday Inc.	3.700%	4/1/29	140	133
[5]	WR Grace Holdings LLC	5.625%	8/15/29	5	4
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
	Zoetis Inc.	5.400%	11/14/25	230	232
	Zoetis Inc.	4.700%	2/1/43	129	121
	Zoetis Inc.	3.950%	9/12/47	70	58
					157,174
Total Corporate Bonds (Cost $291,326)					287,522
Floating Rate Loan Interests (0.1%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC Term Loan, TSFR3M + 2.000%	7.610%	11/5/28	85	85
United States (0.1%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	24	25
[7]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.683%	5/10/27	5	5
[7]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.948%	3/30/29	5	5
[7]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.448%	7/21/28	20	20
[7]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.203%	3/1/29	10	10
[7]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.451%	10/23/28	16	16
[7]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.683%	3/22/29	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.683%	3/22/29	7	7
					92
Total Floating Rate Loan Interests (Cost $175)					177
Sovereign Bonds (18.9%)
Azerbaijan (0.1%)
[4,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	475	481
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/32	500	486
Bulgaria (0.2%)
[8]	Republic of Bulgaria	4.375%	5/13/31	667	756
Canada (0.9%)
[12]	Canadian Government Bond	3.750%	5/1/25	475	350
[12]	Canadian Government Bond	3.000%	4/1/26	1,294	944
[12]	Canadian Government Bond	4.000%	6/1/41	885	714
[12]	Canadian Government Bond	2.750%	12/1/48	474	319
[12]	Canadian Government Bond	1.750%	12/1/53	233	123
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	760
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	328
					3,538
Chile (0.3%)
[4,5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	820	822
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	238
					1,060
Colombia (0.1%)
[4,5]	Grupo Energia Bogota SA ESP	7.850%	11/9/33	315	342
Costa Rica (0.2%)
[4,5]	Republic of Costa Rica	7.300%	11/13/54	600	628
France (0.3%)
[4,5]	Electricite de France SA	5.700%	5/23/28	315	325
[4,5]	Electricite de France SA	6.250%	5/23/33	240	256
[5,8]	French Republic	3.000%	6/25/49	300	314
[4,8]	Societe Du Grand Paris EPIC	0.700%	10/15/60	500	222
					1,117
Germany (2.2%)
[8]	Federal Republic of Germany	2.400%	11/15/30	2,365	2,606
[8]	Federal Republic of Germany	2.600%	8/15/33	340	382
[8]	Federal Republic of Germany	4.000%	1/4/37	900	1,151
[8]	Federal Republic of Germany	1.000%	5/15/38	400	361
[8]	Federal Republic of Germany	3.250%	7/4/42	250	302
[8]	Federal Republic of Germany	1.800%	8/15/53	378	355
[13]	KFW	4.625%	8/7/26	3,140	3,174
					8,331
Greece (0.6%)
[5,8,9]	Hellenic Republic	3.375%	6/15/34	2,255	2,437
Indonesia (0.2%)
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	324
[8]	Republic of Indonesia	1.450%	9/18/26	545	554
					878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Israel (0.3%)
	State of Israel	4.500%	1/17/33	1,185	1,111
Ivory Coast (0.5%)
[4,5]	Ivory Coast Government Bond	8.250%	1/30/37	2,000	2,004
Japan (1.1%)
[14]	Japan Bank for International Cooperation	4.250%	4/27/26	4,090	4,068
Mexico (2.0%)
	Comision Federal de Electricidad	5.000%	9/29/36	212	185
	Petroleos Mexicanos	4.500%	1/23/26	170	160
	Petroleos Mexicanos	6.750%	9/21/47	1,452	925
	Petroleos Mexicanos	6.950%	1/28/60	55	35
[4]	United Mexican States	5.400%	2/9/28	616	627
[4,15]	United Mexican States	8.500%	5/31/29	46,460	2,626
[4]	United Mexican States	2.659%	5/24/31	729	612
[4,15]	United Mexican States	7.750%	5/29/31	12,000	644
[4]	United Mexican States	6.350%	2/9/35	1,568	1,635
					7,449
Morocco (0.1%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	447
Oman (0.1%)
[4]	Oman Government Bond	4.750%	6/15/26	405	399
Panama (0.1%)
[4]	Republic of Panama	4.300%	4/29/53	250	159
[4]	Republic of Panama	3.870%	7/23/60	300	168
					327
Paraguay (0.2%)
[4]	Paraguay Government Bond	4.950%	4/28/31	600	578
Peru (0.2%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	650	406
[4]	Republic of Peru	2.783%	1/23/31	615	533
					939
Poland (0.1%)
[4,8]	Republic of Poland	4.250%	2/14/43	200	222
[4]	Republic of Poland	5.500%	4/4/53	66	67
					289
Romania (0.5%)
[4,8]	Republic of Romania	2.125%	3/7/28	764	751
[4,8]	Republic of Romania	1.750%	7/13/30	1,080	951
					1,702
Saudi Arabia (1.2%)
[4,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	4,375	4,298
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	230	215
					4,513
South Korea (0.3%)
[4]	Korea Electric Power Corp.	5.375%	4/6/26	930	940
Spain (0.3%)
[5,8]	Kingdom of Spain	3.250%	4/30/34	916	998
Supranational (4.9%)
[4,5]	Central American Bank for Economic Integration	5.000%	1/25/27	1,340	1,349
	Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,576
[4,8]	European Investment Bank	3.000%	7/15/33	1,056	1,167

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]		European Union	2.000%	10/4/27	8,250	8,753
[4,8]		European Union	3.125%	12/4/30	1,504	1,678
[4,8]		European Union	2.625%	2/4/48	2,508	2,456
[4,8]		European Union	0.300%	11/4/50	1,484	805
[4,8]		European Union	3.000%	3/4/53	664	681
						18,465
United Arab Emirates (0.1%)
[4]		Finance Department Government of Sharjah	6.500%	11/23/32	200	206
United Kingdom (1.4%)
[10]		United Kingdom	0.375%	10/22/26	900	1,041
[10]		United Kingdom	1.625%	10/22/28	913	1,059
[10]		United Kingdom	0.500%	1/31/29	600	653
[10]		United Kingdom	0.375%	10/22/30	615	629
[10]		United Kingdom	3.750%	1/29/38	200	243
[10]		United Kingdom	4.500%	12/7/42	750	969
[10]		United Kingdom	1.500%	7/22/47	295	215
[10]		United Kingdom	3.750%	10/22/53	355	398
[10]		United Kingdom	3.500%	7/22/68	90	96
						5,303
Uzbekistan (0.3%)
[4]		Republic of Uzbekistan International Bond	7.850%	10/12/28	213	221
[4]		Republic of Uzbekistan International Bond	5.375%	2/20/29	787	734
						955
Total Sovereign Bonds (Cost $70,574)						70,747
Taxable Municipal Bonds (0.1%)
United States (0.1%)
		New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $317)	5.871%	11/15/39	300	315
					Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[16]		Vanguard Market Liquidity Fund (Cost $6,144)	5.410%		61,457	6,145
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
	Long U.S. Treasury Bond Futures Contracts	2/23/24	3	$118.00	354	1

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
10-Year U.S. Treasury Note Futures Contracts	2/23/24	9	$111.50	1,004	3
Total Options Purchased (Cost $7)					4
Total Investments (99.0%) (Cost $374,922)					371,412
Other Assets and Liabilities—Net (1.0%)					3,866
Net Assets (100%)					375,278
Cost is in $000.
1	Securities with a value of $1,261,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $16,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $794,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $39,472,000, representing 10.5% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Federal Republic of Germany.
14	Guaranteed by the Government of Japan.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	17	3,496	8
5-Year Government of Canada Bond	March 2024	48	3,973	26
5-Year U.S. Treasury Note	March 2024	74	8,021	24
10-Year Government of Canada Bond	March 2024	19	1,719	46
10-Year U.S. Treasury Note	March 2024	113	12,693	95
AUD 5-Year Treasury Bond	March 2024	5	304	6
Euro-Schatz	March 2024	25	2,869	4
Long Gilt	March 2024	5	633	6
Long U.S. Treasury Bond	March 2024	9	1,101	14
Ultra 10-Year U.S. Treasury Note	March 2024	40	4,675	35
				264

Short Futures Contracts
10-Year Japanese Government Bond	March 2024	(5)	(4,968)	6
AUD 10-Year Treasury Bond	March 2024	(6)	(457)	(10)
Euro-Bobl	March 2024	(126)	(16,140)	(73)
Euro-Bund	March 2024	(27)	(3,964)	(42)
Euro-Buxl	March 2024	(13)	(1,933)	(63)
Euro-OAT	March 2024	(7)	(986)	(6)
Mini 10-Year Japanese Government Bond	March 2024	(21)	(2,087)	2
Ultra Long U.S. Treasury Bond	March 2024	(13)	(1,680)	(36)
				(222)
				42

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	2/2/24	AUD	7,745	USD	5,110	—	(29)
Morgan Stanley Capital Services LLC	2/2/24	CAD	3,626	USD	2,708	—	(11)
Toronto-Dominion Bank	2/2/24	CAD	49	USD	37	—	(1)
Morgan Stanley Capital Services LLC	3/4/24	CAD	25	USD	19	—	—
JPMorgan Chase Bank, N.A.	2/2/24	CAD	22	USD	16	—	—
BNP Paribas	2/2/24	CAD	15	USD	11	—	—
Toronto-Dominion Bank	2/2/24	CHF	33	USD	40	—	(1)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	3/4/24	CHF	33	USD	39	—	—
State Street Bank & Trust Co.	2/2/24	EUR	108,799	USD	118,141	—	(562)
Morgan Stanley Capital Services LLC	2/2/24	EUR	3,627	USD	3,965	—	(45)
Bank of America, N.A.	2/2/24	EUR	873	USD	946	—	(3)
JPMorgan Chase Bank, N.A.	2/2/24	EUR	326	USD	358	—	(5)
Standard Chartered Bank	2/2/24	EUR	134	USD	145	—	—
Morgan Stanley Capital Services LLC	2/2/24	GBP	15,269	USD	19,397	—	(46)
Morgan Stanley Capital Services LLC	2/2/24	GBP	915	USD	1,159	—	—
Toronto-Dominion Bank	2/2/24	GBP	649	USD	829	—	(6)
Citibank, N.A.	2/2/24	GBP	425	USD	542	—	(3)
Citibank, N.A.	2/2/24	JPY	6,732	USD	46	—	—
Toronto-Dominion Bank	2/2/24	JPY	6,665	USD	45	—	—
Morgan Stanley Capital Services LLC	2/2/24	JPY	5,315	USD	36	—	—
UBS AG	2/2/24	JPY	3,056	USD	21	—	—
State Street Bank & Trust Co.	2/2/24	JPY	1,945	USD	13	—	—
State Street Bank & Trust Co.	2/2/24	MXN	54,535	USD	3,186	—	(18)
State Street Bank & Trust Co.	3/4/24	USD	5,115	AUD	7,745	29	—
State Street Bank & Trust Co.	2/2/24	USD	5,106	AUD	7,516	176	—
Bank of America, N.A.	2/2/24	USD	154	AUD	229	4	—
Morgan Stanley Capital Services LLC	3/4/24	USD	2,699	CAD	3,613	10	—
Standard Chartered Bank	2/2/24	USD	2,418	CAD	3,205	34	—
Bank of America, N.A.	2/2/24	USD	210	CAD	280	2	—
Morgan Stanley Capital Services LLC	2/2/24	USD	60	CAD	80	1	—
UBS AG	2/2/24	USD	47	CAD	63	—	—
Morgan Stanley Capital Services LLC	2/2/24	USD	29	CAD	40	—	—
HSBC Bank plc	2/2/24	USD	15	CAD	20	—	—
Toronto-Dominion Bank	2/2/24	USD	9	CAD	12	—	—
UBS AG	2/2/24	USD	9	CAD	12	—	—
UBS AG	2/2/24	USD	39	CHF	33	—	—
State Street Bank & Trust Co.	3/4/24	USD	121,178	EUR	111,462	560	—
State Street Bank & Trust Co.	2/2/24	USD	103,120	EUR	93,229	2,367	—
Bank of America, N.A.	2/2/24	USD	10,531	EUR	9,613	142	—
Toronto-Dominion Bank	2/2/24	USD	4,543	EUR	4,157	51	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	2/2/24	USD	3,242	EUR	2,931	73	—
Citibank, N.A.	2/2/24	USD	2,460	EUR	2,243	36	—
JPMorgan Chase Bank, N.A.	2/2/24	USD	1,729	EUR	1,586	14	—
Morgan Stanley Capital Services LLC	3/4/24	USD	1,292	EUR	1,189	5	—
State Street Bank & Trust Co.	2/2/24	USD	19,417	GBP	15,252	88	—
Morgan Stanley Capital Services LLC	3/4/24	USD	19,400	GBP	15,269	45	—
HSBC Bank plc	2/2/24	USD	1,755	GBP	1,378	7	—
State Street Bank & Trust Co.	2/2/24	USD	792	GBP	627	—	(3)
Toronto-Dominion Bank	2/2/24	USD	69	JPY	9,814	3	—
Citibank, N.A.	3/4/24	USD	46	JPY	6,732	—	—
UBS AG	2/2/24	USD	44	JPY	6,340	1	—
BNP Paribas	2/2/24	USD	22	JPY	3,209	—	—
Standard Chartered Bank	2/2/24	USD	18	JPY	2,730	—	—
Toronto-Dominion Bank	2/2/24	USD	11	JPY	1,621	—	—
UBS AG	3/21/24	USD	6	JPY	924	—	—
Toronto-Dominion Bank	2/2/24	USD	3,207	MXN	54,535	38	—
State Street Bank & Trust Co.	3/4/24	USD	3,170	MXN	54,535	18	—
Toronto-Dominion Bank	3/20/24	GBP	285	SEK	3,772	—	(2)
						3,704	(735)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S41-V1	12/20/28	USD	27,000	1.000	559	108

Credit Protection Purchased
CDX-NA-HY-S41-V2	12/20/28	USD	675	(5.000)	(42)	(37)
iTraxx Europe Crossover-S40-V1	12/20/28	EUR	1,100	(5.000)	(91)	1
						(36)
						72
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(116)	(64)	—	(52)
Standard Chartered plc	12/20/28	MSCS	400[2]	(1.000)	(6)	(3)	—	(3)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	6	42	—	(36)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	6	28	—	(22)
					(110)	3	—	(113)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,614,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350[1]	5.188[2]	(4.274)[3]	19	19
8/12/25	8/12/24[4]	8,300	0.000[5]	(4.074)[6]	(14)	(14)
8/15/25	8/15/24[4]	14,200[7]	5.145[8]	(0.000)[9]	36	36
3/11/34	3/11/24[4]	870[10]	3.326[3]	(0.000)[11]	81	81
					122	122
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
7 Notional amount denominated in New Zealand dollar.
8 Interest payment received/paid semi-annually.
9 Based on 3-month New Zealand Bank Bill Rate as of the most recent reset date. Interest payment received/paid quarterly.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on foreign currency at January 31, 2024.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,327	—	6,327
Asset-Backed/Commercial Mortgage-Backed Securities	—	175	—	175
Corporate Bonds	—	287,522	—	287,522
Floating Rate Loan Interests	—	177	—	177
Sovereign Bonds	—	70,747	—	70,747
Taxable Municipal Bonds	—	315	—	315
Temporary Cash Investments	6,145	—	—	6,145
Options Purchased	4	—	—	4
Total	6,149	365,263	—	371,412

Derivative Financial Instruments
Assets
Futures Contracts[1]	272	—	—	272
Forward Currency Contracts	—	3,704	—	3,704
Swap Contracts	245[1]	—	—	245
Total	517	3,704	—	4,221
Liabilities
Futures Contracts[1]	230	—	—	230
Forward Currency Contracts	—	735	—	735
Swap Contracts	51[1]	113	—	164
Total	281	848	—	1,129
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.